9. TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties
9. TRANSACTIONS WITH RELATED PARTIES

9.1       Related Party Disclosures

Balances outstanding at period-end are not secured and are settled in cash. There are no guarantees granted or received for accounts receivable from or payable to related parties. As of December 31, 2017 and 2016, the Group has not recorded any material impairment of accounts receivable related to amounts owed by related parties. This evaluation is performed on an annual basis through an analysis of the related party’s financial position in the market in which the related party operates.

9.2       Parent Group (Controlling Group) Unaudited

The Controlling Group has the 39,16% of direct and indirect control of Viña Concha y Toro S.A. and subsidiaries.

Here below it is shown the legal persons that compose the Controlling Group, showing as “Others” those than have less than a 1% of control:

Inversiones Totihue S.A.	11.73%
Rentas Santa Bárbara S.A.	11.42%
Inversiones Quivolgo S.A.	4.38%
Inversiones GDF S.A.	3.28%
Inversiones La Gloria Ltda.	2.28%
Other	6.07%

The entities Rentas Santa Bárbara S.A. and Inversiones Totihue S.A. are closed Corporations, both 100% controlled directly or indirectly by the family Guilisasti Gana which is integrated by Mrs. Isabel Gana Morandé (ID No. 2.556.021-3), the brothers Eduardo Guilisasti Gana (ID No. 6.290.361-9), Rafael Guilisasti Gana (ID No. 6.067.826-K), Pablo Guilisasti Gana (ID No. 7.010.277-3) and sisters Isabel Guilisasti Gana (ID No. 7.010.269-2), Sara Guilisasti Gana (ID No. 7.010.280-3), and Josefina Guilisasti Gana (ID No.7.010.278-1) and the succession of Mr. José Guilisasti Gana (ID No. 7.010.293-3). The members of the family Guilisasti Gana exert its rights as legal persons or through investment companies which are totally owned by the same family. The concept “others” include companies and legal persons which correspond by 100%, directly and indirectly to the Guilisasti Gana family.

Inversiones Quivolgo S.A. is 100% owned by Mr. Alfonso Larraín Santa María (ID# 3.632.569-0) and by the family Larraín Vial, integrated by his spouse Teresa Vial Sánchez (ID# 4.300.060-8) and the brothers Felipe Larraín Vial (ID# 7.050.875-3), María Teresa Larraín Vial (ID# 10.165.925-9), Rodrigo Larraín Vial (ID# 10.165.924-0), María Isabel Larraín Vial (ID# 10.173.269-K) and Alfonso Larraín Vial (ID# 15.314.655-1). In addition, Inversiones La Gloria Ltda. is 100% controlled by the family Larraín Santa María, integrated by the brothers Alfonso Larraín Santa María, Andrés Larraín Santa María (ID# 4.330.116-0), Pilar Larraín Santa María (ID# 4.467.302-9), Gabriela Larraín Santa María (ID# 4.778.214-7) and Luz María Larraín Santa María (ID# 6.065.908-7).

The ownership of Inversiones GDF S.A. corresponds 100% to the family Fontecilla Lira, comprised by Mr. Mariano Fontecilla Lira (ID# 6.495.101-7), Rodrigo Fontecilla Lira (ID# 8.404.996-4), Enrique Fontecilla Lira (ID# 6.613.074-6) y Francisco Antonio Fontecilla Lira (ID# 8.671.675-5).

The concept “others” includes companies and legal persons which correspond by 100%, directly and indirectly to the Guilisasti Gana family, Mr. Alfonso Larrín Santa María and the Fontecilla Lira family.

There are no other natural persons or legal entities other than the Parent Group which own shares or rights which represent 10% or more of the Company’s capital, as well as other legal persons who own less than 10% and that in the aggregate with his spouse and/or relatives reach this percentage, either directly or through legal entities.

9.3       Key Management personnel

Key management personnel are those persons with authority and are responsible to plan, direct and control the Entity’s activities, either directly or indirectly, including any Board’s member (executive or not).

9.4       Senior Management Salaries

Managers and main executives are involved with an annual bonuses plan through participation on incomes and goals achievements. The global remuneration of the Company’s main executives is as follows:

Senior management remuneration	From January 1	From January 1
	to December 31, 2017	to December 31, 2016
	ThCh$	ThCh$
Short-term employee benefits	21,876,904	22,535,159
Contract termination benefit	345,466	—
Total	22,222,370	22,535,159

9.5       Account receivable from related companies, current

Tax ID of the Related Party	Name of related party	Name of relationship	Type of currency	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	178,005	214,986
96.824.300-4	Viña Almaviva S.A.	Associate	Chilean peso	65,795	46,745
96.512.190-0	Fruticola Viconto S.A.	By director	Chilean peso	2,391	4,703
45-2968791	Excelsior Wine Company	Associate	US dollar	8,642,503	10,420,512
0-E	VCT Japón	Associate	US dollar	53,434	24,101
0-E	Escalade Wines & Spirits	Associate	Canadian dollar	2,327,988	2,199,996
78.968.020-5	Sociedad. Agricola. Santa María Ltda.	By manager	Chilean peso	49,869	19,881
76.120.010-0	Soc. Comercial y Promotora La Uva Ltda.	By director	Chilean peso	220	220
90.950.000-1	Industria Corchera S.A.	Associate	Chilean peso	—	23,595
76.519.803-8	Beer Garden Bellavista SPA	Subsidiary shareholder	Chilean peso	314	—
76.098.247-4	Inversiones Galilea	Subsidiary shareholder	Chilean peso	59,165	—
Total				11,379,684	12,954,739

9.6       Current payables due to related parties

Tax ID of the Related Party	Name of related party	Name of relationship	Type of currency	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	1,172,595	1,260,558
90.950.000-1	Industria Corchera S.A.	Associate	Chilean peso	2,081,751	1,161,121
45-2968791	Excelsior Wine Company	Associate	US dollar	1,040,829	—
96.824.300-4	Viña Almaviva S.A.	Associate	Chilean peso	124,611	136,615
99.562.040-5	Los Boldos de Tapihue S.A.	By manager	Chilean peso	—	1,790
76.088.641-6	Agrícolas Las Pircas Ltda	By manager	Chilean peso	989	—
96.931.870-9	Viveros Guillaume Chile S.A.	By director	Chilean peso	286,253	125,774
77.486.290-0	Soc. Ag. Orrego Dos Ltda.	By manager	Chilean peso	—	270
76.021.221-0	Agrícola Gabriela Ltda.	By director	Chilean peso	411	—
99.527.300-4	Southern Brewing Company S. A.	Associate (*)	Chilean peso	—	353,811
0-E	Digrans	Subsidiary shareholder	Mexican peso	2,212,603	1,614,501
0-E	Digsmer	Subsidiary shareholder	Mexican peso	13,782	—
0-E	Escalade Wines & Spirits	Associate	Canadian dollar	401,238	555,374
78.335.990-1	Comercial Greenvic S.A.	By director	Chilean peso	3,460	—
76.111.422-0	Spumante del Limarí S.A.	By director	Chilean peso	3,993	—
85.630.300-4	ST Computación	By manager	Chilean peso	11,624	30,534
76.120.010-0	Soc. Comercial y Promotora La Uva Ltda.	By director	Chilean peso	1,517	—
78.968.020-5	Sociedad Agrícola Santa María Ltda.	By manager	Chilean peso	—	8,604
0-E	VCT Japón	Associate	US dollar	4,122	7,419
76.519.803-8	Beer Garden Bellavista SPA	Subsidiary shareholder	Chilean peso	179	—
76.098.247-4	Inversiones Galilea	Subsidiary shareholder	Chilean peso	1,822	—
Total				7,361,779	5,256,371

(*): Since November 2017, Southern Brewing Company became a subsidiary of Viña Concha y Toro.

9.7       Non-current payables due to related parties

Tax ID of the Related Party	Name of related party	Name of relationship	Type of currency	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Chilean peso	292,555	319,601
Total				292,555	319,601

9.8       Detail of transactions with related parties by entity

				As of December 31, 2017		As of December 31, 2016
Tax ID of the Related Party	Name of relatd party	Nature of relationship	Nature of transaction	Transaction ThCh$	Through profit or loss ThCh$	Transaction ThCh$	Through profit or loss ThCh$
96.512.200-1	Viñedos Emiliana S.A.	By director	Sale of raw material and products	61,433	52,220	69,558	6,297
96.512.200-1	Viñedos Emiliana S.A.	By director	Sale of services and other	900,364	765,341	800,786	160,095
96.512.200-1	Viñedos Emiliana S.A.	By director	Purchase of raw material and products	69,140	(4,069)	1,615,470	139
96.512.200-1	Viñedos Emiliana S.A.	By director	Purchase of services and other	4,772,302	(280,892)	495,192	(332,202)
90.950.000-1	Industria Corchera S.A.	Associate	Sale of raw material and products	115	96	—	—
90.950.000-1	Industria Corchera S.A.	Associate	Purchase of raw material and products	5,308,213	(46,168)	5,959,658	(3,026)
90.950.000-1	Industria Corchera S.A.	Associate	Purchase of services and other	2,387,842	(20,768)	32,897	(32,897)
96.824.300-4	Viña Almaviva S.A.	Associate	Sale of raw material and products	351,187	293,842	276,235	190,450
96.824.300-4	Viña Almaviva S.A.	Associate	Sale of services and other	59,302	49,619	107,822	91,678
96.824.300-4	Viña Almaviva S.A.	Associate	Purchase of raw material and products	726,788	(22,069)	767,480	—
96.824.300-4	Viña Almaviva S.A.	Associate	Purchase of services and other	77,815	(2,363)	4,243	(4,243)
76.021.221-0	Agricola Gabriela Ltda.	By director	Purchase of raw materials and products	—	—	182,738	(182,738)
76.120.010-0	Soc. Comercial y Promotora La Uva	By director	Purchase of services and other	2,792	(1,275)
96.512.190-0	Frutícola Viconto S.A.	By director	Sale of services and other	13,100	12,000	—	—
85.201.700-7	Agrícola Alto Quitralmán Ltda.	By director	Sale of raw materials and other	384	—	990	436
85.201.700-7	Agrícola Alto Quitralmán Ltda.	By director	Purchase of raw materials and products	—	—	985,710	(985,710)
70.017.820-K	Camara de Comercio de Stgo	By director	Sale of raw materials and products	—	—	470	314
70.017.820-K	Camara de Comercio de Stgo	By director	Purchase of services and other	27	(27)	749	(749)
86.673.700-2	Agrícola Los Alamos Ltda.	By director	Purchase of raw materials and products	—	—	222,325	(222,325)
45-2968791	Excelsior Wine Company	Associate	Sale of raw materials and products	5,175,628	5,175,640	43,950,495	23,476,873
45-2968791	Excelsior Wine Company	Associate	Purchase of services and other	717,641	(717,641)	—	—
0-E	Digrans	Subsidiary shareholder	Sale of raw materials and products	313,489	312,512	11,519,760	11,108,290
0-E	Digrans	Subsidiary shareholder	Purchase of services and other	16,034	(16,034)	12,208,103	(12,208,103)
99.527.300-4	Southern Brewing Company S. A.	Associate	Sale of raw materials and products	3,125,732	(81,694)	2,027,319	—
99.527.300-4	Southern Brewing Company S. A.	Associate	Purchase of services and other	—	—	282	(282)
91.143.000-2	Cia.Nac.de Fuerza Electrica S.A.	By director	Purchase of services and other	—	—	206,586	(206,586)
821482783RT0001	Escalade Wines & Spirits	Associate	Sale of raw materials and products	510,374	507,219	3,354,740	1,630,445
821482783RT0001	Escalade Wines & Spirits	Associate	Purchase of services and other	659,608	(659,608)	914,199	(914,199)
01112-01-017295	VCT Japón	Associate	Sale of raw materials and products	96,086	96,086	319,136	174,304
01112-01-017295	VCT Japón	Associate	Purchase of services and other	58	(58)	—	—
85.630.300-4	ST Computación	By manager	Purchase of services and other	194,969	(81,292)	—	—
78.335.990-1	Comercial Greenvic S.A.	By director	Sale of raw materials and products	233	(107)	—	—
78.335.990-1	Comercial Greenvic S.A.	By director	Purchase of services and other	6,135	(2,802)	116	(116)
96.931.870-9	Viveros Guillaume	By manager	Purchase of raw materials and products	659,903	(254,077)	—	—

This note presents transactions with associates and all other significant transactions with related parties, as well as all those operations involving purchases and sales of shares.

The amounts indicated as transactions in the enclosed chart, correspond to trade operations with related companies, which are performed under market conditions regarding price and payment terms.

There are no bad debt estimates which deduct balances receivables or guarantees related to such estimates.

Transactions and balances with the Group´s subsidiaries are eliminated from the consolidation.